Land Use Rights	12 Months Ended
Dec. 31, 2024
Land Use Rights [Abstract]
Land use rights
8.	Land use rights

Land use rights, net consisted of the following:

	As of December 31,
	2023	2024
Cost:
Land use rights	47,334,839	47,334,839
Less: Accumulated amortization	(12,460,904)	(13,407,601)
Land use rights, net	34,873,935	33,927,238

The amortization expenses recognized for the years ended December 31, 2022, 2023 and 2024 were RMB946,697, RMB946,697 and RMB946,697, respectively. The Group expects to record estimated amortization expenses RMB946,697, RMB946,697, RMB946,697, RMB946,697 and RMB946,697 for the years ending December 31, 2025, 2026, 2027, 2028 and 2029, respectively.

The net book amounts of land use rights as collateral for the continuing operations’ borrowings (Note 12) as of December 31, 2023 and 2024 were RMB28,887,960 and RMB28,129,639, respectively. The net book amounts of land use rights as collateral for the Lianwai School’s borrowings as of December 31, 2023 and 2024 were RMB2,940,839 and RMB2,837,247, respectively.